Short-Term and Long-Term Debt (Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Investment in securities	¥ 2,940,858	¥ 2,852,349
Property under facility operations	620,994	¥ 561,846
Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Lease payments, loans and investment in operating leases	148,057
Investment in securities	183,441
Property under facility operations	130,191
Other assets and other	110,159
Total	¥ 571,848